Vanguard® Dividend Appreciation Index Fund
Schedule of Investments (unaudited)
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (0.9%)
	Comcast Corp. Class A	21,178,889	924,882
	John Wiley & Sons Inc. Class A	225,384	11,112
	Cable One Inc.	24,892	8,502
			944,496
Consumer Discretionary (6.2%)
	Home Depot Inc.	5,390,717	2,122,595
	McDonald's Corp.	3,881,120	1,133,714
	Lowe's Cos. Inc.	3,093,498	809,971
	Starbucks Corp.	6,186,833	604,454
	NIKE Inc. Class B	6,535,594	504,090
	DR Horton Inc.	1,602,043	270,745
	Tractor Supply Co.	584,061	155,074
	Williams-Sonoma Inc.	695,426	93,277
	Genuine Parts Co.	753,155	86,387
	Domino's Pizza Inc.	189,172	78,266
	Pool Corp.	207,055	74,879
	Service Corp. International	788,893	64,413
	Churchill Downs Inc.	397,447	55,682
	Lithia Motors Inc.	144,558	48,047
	Thor Industries Inc.	287,932	29,968
	Brunswick Corp.	356,499	28,427
	Polaris Inc.	284,903	19,918
	Graham Holdings Co. Class B	18,518	15,616
	Worthington Enterprises Inc.	165,607	6,343
[1]	Dillard's Inc. Class A	16,501	6,130
	Monro Inc.	169,190	4,638
	Shoe Carnival Inc.	94,506	3,239
	Haverty Furniture Cos. Inc.	71,212	1,577
	Johnson Outdoors Inc. Class A	28,394	898
			6,218,348
Consumer Staples (11.4%)
	Procter & Gamble Co.	12,757,053	2,107,210
	Costco Wholesale Corp.	2,393,172	2,092,063
	Walmart Inc.	23,493,399	1,925,284
	Coca-Cola Co.	20,986,570	1,370,633
	PepsiCo Inc.	7,433,454	1,234,548
	Mondelez International Inc. Class A	7,300,505	499,939
	Colgate-Palmolive Co.	4,420,144	414,212
	Target Corp.	2,502,250	375,438
	Sysco Corp.	2,695,831	202,052
	Kroger Co.	2,593,726	144,652
	Archer-Daniels-Midland Co.	2,587,447	142,853
	Hershey Co.	799,447	141,966
	Church & Dwight Co. Inc.	1,323,684	132,249
	McCormick & Co. Inc.	1,363,094	106,648
	Clorox Co.	669,882	106,210
	Tyson Foods Inc. Class A	1,540,228	90,242
	Casey's General Stores Inc.	201,796	79,512
	J M Smucker Co.	574,949	65,262
	Hormel Foods Corp.	1,573,337	48,065
	Ingredion Inc.	351,968	46,727
	Brown-Forman Corp. Class B	1,004,297	44,219
	Flowers Foods Inc.	1,051,435	23,373
	WD-40 Co.	74,166	19,437
	Lancaster Colony Corp.	104,043	18,062
	J & J Snack Foods Corp.	84,143	13,810
	Andersons Inc.	174,362	7,916
	SpartanNash Co.	182,599	3,842

Vanguard® Dividend Appreciation Index Fund
	Shares	Market Value ($000)
Tootsie Roll Industries Inc.	89,234	2,603
		11,459,027
Energy (3.2%)
Exxon Mobil Corp.	24,246,680	2,831,527
Phillips 66	2,316,707	282,221
Texas Pacific Land Corp.	101,998	118,930
		3,232,678
Financials (20.8%)
JPMorgan Chase & Co.	15,392,344	3,415,869
Visa Inc. Class A	8,663,378	2,511,080
Mastercard Inc. Class A	4,480,198	2,238,262
Bank of America Corp.	36,518,186	1,527,191
Goldman Sachs Group Inc.	1,708,430	884,608
S&P Global Inc.	1,746,937	839,159
Blackrock Inc.	753,236	738,947
Marsh & McLennan Cos. Inc.	2,665,903	581,807
Chubb Ltd.	2,045,561	577,748
Intercontinental Exchange Inc.	3,105,000	483,976
CME Group Inc.	1,948,119	439,028
Aon plc Class A (XNYS)	1,175,117	431,115
PNC Financial Services Group Inc.	2,152,451	405,242
Moody's Corp.	847,168	384,648
Arthur J Gallagher & Co.	1,180,135	331,854
Bank of New York Mellon Corp.	4,043,534	304,721
Travelers Cos. Inc.	1,233,895	303,464
Aflac Inc.	2,754,050	288,597
Ameriprise Financial Inc.	536,380	273,715
Allstate Corp.	1,423,842	265,575
MetLife Inc.	3,224,379	252,856
Discover Financial Services	1,358,613	201,659
Hartford Financial Services Group Inc.	1,598,046	176,488
Nasdaq Inc.	2,238,691	165,484
Fifth Third Bancorp	3,666,105	160,135
State Street Corp.	1,651,119	153,224
Raymond James Financial Inc.	1,001,968	148,512
Brown & Brown Inc.	1,281,138	134,058
Cboe Global Markets Inc.	565,911	120,862
Cincinnati Financial Corp.	845,195	119,029
Principal Financial Group Inc.	1,153,719	95,066
W R Berkley Corp.	1,632,080	93,306
FactSet Research Systems Inc.	205,450	93,287
Fidelity National Financial Inc.	1,403,365	84,440
Reinsurance Group of America Inc.	355,617	75,064
RenaissanceRe Holdings Ltd.	281,423	73,845
Jack Henry & Associates Inc.	393,346	71,561
Erie Indemnity Co. Class A	134,795	60,501
Unum Group	932,876	59,872
MarketAxess Holdings Inc.	203,354	58,855
Assurant Inc.	282,818	54,216
Globe Life Inc.	485,519	51,271
Evercore Inc. Class A	193,779	51,191
Primerica Inc.	184,141	50,972
American Financial Group Inc.	390,467	50,343
Morningstar Inc.	146,170	47,951
Old Republic International Corp.	1,294,100	45,203
Cullen/Frost Bankers Inc.	342,667	43,639
Zions Bancorp NA	792,266	41,245
Wintrust Financial Corp.	355,871	41,242
SouthState Corp.	416,894	40,660
SEI Investments Co.	532,890	39,839
Commerce Bancshares Inc.	630,755	39,422
Prosperity Bancshares Inc.	511,334	37,430
First American Financial Corp.	554,139	35,548
RLI Corp.	226,820	35,377
Cadence Bank	1,000,270	33,439
Axis Capital Holdings Ltd.	416,109	32,565
Selective Insurance Group Inc.	331,817	30,136
Hanover Insurance Group Inc.	194,628	28,869
Home BancShares Inc.	1,015,811	27,722

Vanguard® Dividend Appreciation Index Fund
		Shares	Market Value ($000)
	UMB Financial Corp.	239,338	26,263
	First Financial Bankshares Inc.	698,187	25,233
	Bank OZK	572,213	25,034
	Assured Guaranty Ltd.	268,510	22,410
	CNO Financial Group Inc.	578,988	19,917
	Atlantic Union Bankshares Corp.	488,234	18,455
	International Bancshares Corp.	293,619	17,987
	Community Financial System Inc.	277,280	16,953
	WSFS Financial Corp.	314,242	15,451
	Independent Bank Corp. (XNGS)	235,236	14,796
	Cohen & Steers Inc.	145,538	14,375
	BOK Financial Corp.	122,621	13,026
	Towne Bank	371,769	12,090
	First Merchants Corp.	325,041	12,043
	BancFirst Corp.	105,520	11,471
	NBT Bancorp Inc.	257,058	11,434
	Stock Yards Bancorp Inc.	149,025	9,609
	City Holding Co.	81,228	9,471
	Federal Agricultural Mortgage Corp. Class C	51,662	9,468
	Lakeland Financial Corp.	138,485	9,011
	Horace Mann Educators Corp.	222,886	8,300
	TriCo Bancshares	183,747	7,852
	Westamerica BanCorp	141,594	7,295
	German American Bancorp Inc.	158,907	6,434
	AMERISAFE Inc.	105,859	5,722
	1st Source Corp.	95,071	5,631
	First Community Bankshares Inc.	91,976	3,813
	First Mid Bancshares Inc.	97,511	3,720
	Southern Missouri Bancorp Inc.	53,699	3,184
	Cass Information Systems Inc.	66,208	2,738
	Great Southern Bancorp Inc.	48,129	2,728
[1]	Hingham Institution for Savings	10,259	2,601
			20,857,505
Health Care (15.2%)
	UnitedHealth Group Inc.	4,995,828	2,820,145
	Johnson & Johnson	13,024,087	2,082,031
	AbbVie Inc.	9,556,379	1,948,259
	Merck & Co. Inc.	13,710,416	1,402,850
	Abbott Laboratories	9,409,879	1,066,798
	Amgen Inc.	2,907,976	931,018
	Danaher Corp.	3,477,380	854,253
	Stryker Corp.	1,854,801	660,829
	Medtronic plc	6,944,082	619,759
	Elevance Health Inc.	1,254,450	509,006
	Zoetis Inc.	2,450,849	438,163
	Becton Dickinson & Co.	1,570,317	366,810
	McKesson Corp.	710,353	355,596
	Cencora Inc.	950,166	216,714
	ResMed Inc.	795,010	192,766
	Humana Inc.	656,523	169,271
	Cardinal Health Inc.	1,336,881	145,078
	West Pharmaceutical Services Inc.	392,677	120,917
	STERIS plc	533,181	118,286
	Quest Diagnostics Inc.	609,522	94,372
	Ensign Group Inc.	308,436	47,804
	Chemed Corp.	81,284	43,913
	Perrigo Co. plc	742,110	19,020
	LeMaitre Vascular Inc.	109,642	9,691
	National HealthCare Corp.	66,598	7,727
	Embecta Corp.	307,498	4,330
			15,245,406
Industrials (12.1%)
	Caterpillar Inc.	2,628,567	988,867
	Union Pacific Corp.	3,294,774	764,618
	Honeywell International Inc.	3,522,785	724,566
	Eaton Corp. plc	2,153,722	714,131
	Lockheed Martin Corp.	1,178,530	643,536
	Automatic Data Processing Inc.	2,208,872	638,894
	Waste Management Inc.	1,975,664	426,447

Vanguard® Dividend Appreciation Index Fund
	Shares	Market Value ($000)
General Dynamics Corp.	1,391,826	405,870
Illinois Tool Works Inc.	1,472,004	384,384
Cintas Corp.	1,862,343	383,289
Northrop Grumman Corp.	747,466	380,475
CSX Corp.	10,492,136	352,955
Emerson Electric Co.	3,089,783	334,531
WW Grainger Inc.	240,392	266,650
L3Harris Technologies Inc.	1,026,020	253,909
Cummins Inc.	741,162	243,828
Paychex Inc.	1,741,364	242,624
Fastenal Co.	3,092,738	241,790
Republic Services Inc.	1,104,417	218,675
Rockwell Automation Inc.	615,133	164,062
Xylem Inc.	1,316,057	160,269
Dover Corp.	744,653	140,985
Veralto Corp.	1,337,337	136,662
Broadridge Financial Solutions Inc.	630,035	132,849
Booz Allen Hamilton Holding Corp.	702,480	127,613
Hubbell Inc.	290,752	124,160
Carlisle Cos. Inc.	249,727	105,442
Lennox International Inc.	173,217	104,375
Masco Corp.	1,209,771	96,673
Watsco Inc.	203,929	96,460
Snap-on Inc.	284,197	93,822
Expeditors International of Washington Inc.	763,976	90,913
Pentair plc	896,449	88,856
IDEX Corp.	408,762	87,737
RB Global Inc. (XTSE)	996,100	84,410
JB Hunt Transport Services Inc.	436,117	78,771
HEICO Corp. Class A	402,883	77,358
Stanley Black & Decker Inc.	832,229	77,347
Comfort Systems USA Inc.	192,745	75,371
Graco Inc.	911,150	74,213
Nordson Corp.	292,947	72,619
Allegion plc	470,770	65,734
CH Robinson Worldwide Inc.	633,931	65,320
ITT Inc.	441,784	61,903
Regal Rexnord Corp.	359,560	59,881
Lincoln Electric Holdings Inc.	305,697	58,865
HEICO Corp.	215,680	52,831
A O Smith Corp.	648,341	48,690
Donaldson Co. Inc.	659,228	48,229
Applied Industrial Technologies Inc.	206,611	47,849
Toro Co.	558,046	44,912
Simpson Manufacturing Co. Inc.	228,577	41,096
UFP Industries Inc.	329,644	40,329
Huntington Ingalls Industries Inc.	212,552	39,314
Robert Half Inc.	560,630	38,185
Oshkosh Corp.	350,221	35,807
MSA Safety Inc.	212,621	35,284
Ryder System Inc.	233,153	34,106
AGCO Corp.	336,511	33,597
Watts Water Technologies Inc. Class A	149,804	28,551
Timken Co.	343,160	28,482
Matson Inc.	181,287	28,080
GATX Corp.	194,286	26,765
Exponent Inc.	274,461	25,904
Air Lease Corp.	561,226	24,890
Kadant Inc.	64,046	21,331
Franklin Electric Co. Inc.	209,118	20,015
ABM Industries Inc.	352,689	18,714
Brady Corp. Class A	238,563	16,971
ManpowerGroup Inc.	257,333	16,173
McGrath RentCorp.	134,547	15,298
Insperity Inc.	193,246	15,222
Griffon Corp.	236,827	14,892
HNI Corp.	255,282	12,580
Standex International Corp.	64,685	11,894
Hillenbrand Inc.	379,993	10,469
Tennant Co.	103,155	9,032

Vanguard® Dividend Appreciation Index Fund
	Shares	Market Value ($000)
Apogee Enterprises Inc.	119,464	8,941
CSG Systems International Inc.	156,052	7,274
Lindsay Corp.	59,052	7,069
Gorman-Rupp Co.	105,618	3,903
Matthews International Corp. Class A	165,682	3,859
Hyster-Yale Inc.	60,365	3,831
		12,133,078
Information Technology (23.7%)
Apple Inc.	21,101,389	4,767,015
Broadcom Inc.	25,120,197	4,264,656
Microsoft Corp.	8,967,484	3,643,937
Oracle Corp.	8,617,572	1,446,373
Cisco Systems Inc.	21,721,369	1,189,679
Accenture plc Class A	3,392,176	1,169,690
International Business Machines Corp.	4,973,378	1,028,097
Texas Instruments Inc.	4,934,205	1,002,433
QUALCOMM Inc.	6,009,336	978,140
Intuit Inc.	1,514,041	924,019
Analog Devices Inc.	2,698,020	601,955
KLA Corp.	730,978	486,999
Amphenol Corp. Class A	6,497,570	435,467
Motorola Solutions Inc.	902,883	405,711
Roper Technologies Inc.	579,866	311,811
TE Connectivity plc	1,655,157	244,003
Microchip Technology Inc.	2,907,342	213,312
Corning Inc.	4,164,735	198,200
HP Inc.	5,282,135	187,621
CDW Corp.	722,726	136,039
Amdocs Ltd.	625,928	54,922
Littelfuse Inc.	134,189	32,827
Badger Meter Inc.	159,499	31,908
Avnet Inc.	477,365	25,878
Power Integrations Inc.	305,801	18,480
		23,799,172
Materials (3.9%)
Linde plc	2,600,665	1,186,293
Sherwin-Williams Co.	1,255,435	450,412
Air Products and Chemicals Inc.	1,201,682	373,158
Ecolab Inc.	1,369,804	336,602
Vulcan Materials Co.	714,286	195,664
Nucor Corp.	1,284,675	182,218
PPG Industries Inc.	1,260,789	156,981
Packaging Corp. of America	486,770	111,441
Steel Dynamics Inc.	776,617	101,349
Avery Dennison Corp.	435,535	90,169
RPM International Inc.	696,205	88,495
Reliance Inc.	298,087	85,354
Celanese Corp.	589,744	74,290
Eastman Chemical Co.	638,670	67,118
Albemarle Corp.	636,150	60,263
AptarGroup Inc.	356,025	59,780
Royal Gold Inc.	354,533	51,783
Cabot Corp.	296,567	31,979
Balchem Corp.	176,127	29,471
Sonoco Products Co.	536,159	28,159
Westlake Corp.	182,148	24,033
Avient Corp.	499,179	23,267
Silgan Holdings Inc.	443,284	22,936
Ashland Inc.	267,529	22,625
HB Fuller Co.	296,586	21,704
Innospec Inc.	136,277	14,688
Materion Corp.	112,894	11,473
Quaker Chemical Corp.	74,475	11,289
Hawkins Inc.	103,241	11,037
Stepan Co.	113,558	8,215
Worthington Steel Inc.	186,125	7,117
		3,939,363

Vanguard® Dividend Appreciation Index Fund
		Shares	Market Value ($000)
Utilities (2.2%)
	NextEra Energy Inc.	11,114,779	880,846
	Sempra	3,422,542	285,337
	Xcel Energy Inc.	3,014,745	201,415
	American Water Works Co. Inc.	1,057,103	145,997
	DTE Energy Co.	1,119,894	139,113
	Atmos Energy Corp.	827,698	114,868
	CMS Energy Corp.	1,602,500	111,550
	Alliant Energy Corp.	1,385,140	83,108
	AES Corp.	3,841,776	63,351
	Essential Utilities Inc.	1,353,303	52,238
	IDACORP Inc.	288,945	29,900
	National Fuel Gas Co.	488,788	29,586
	New Jersey Resources Corp.	534,140	24,512
	Otter Tail Corp.	228,310	17,927
	MGE Energy Inc.	197,821	17,901
	American States Water Co.	204,110	16,831
	California Water Service Group	312,258	16,225
	Chesapeake Utilities Corp.	119,037	14,259
	SJW Group	157,687	8,777
	Middlesex Water Co.	99,816	6,108
	York Water Co.	77,710	2,733
	Artesian Resources Corp. Class A	51,842	1,737
			2,264,319
Total Common Stocks (Cost $65,748,286)			100,093,392
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 4.834% (Cost $292,318)	2,923,734	292,344
Total Investments (99.9%) (Cost $66,040,604)			100,385,736
Other Assets and Liabilities—Net (0.1%)			85,279
Net Assets (100%)			100,471,015
Cost is in $000.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,936,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,071,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	639	183,345	(1,251)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Kroger Co.	1/31/25	GSI	56,140	(4.835)	—	(498)
Visa Inc. Class A	8/29/25	BANA	128,983	(4.839)	—	(510)
					—	(1,008)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At October 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $6,532,000 in connection with open over-the-counter swap contracts.

Vanguard® Dividend Appreciation Index Fund
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Dividend Appreciation Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	100,093,392	—	—	100,093,392
Temporary Cash Investments	292,344	—	—	292,344
Total	100,385,736	—	—	100,385,736
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(1,251)	—	—	(1,251)
Swap Contracts	—	(1,008)	—	(1,008)
Total	(1,251)	(1,008)	—	(2,259)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.